Share-based Compensation (Narrative of Share Options) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																						0 Months Ended																												12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Share options [Member]	Dec. 31, 2012 Share options [Member]	Dec. 31, 2011 Share options [Member]	Dec. 31, 2013 Share options [Member] January 1, 2011 [Member]	Dec. 31, 2013 Share options [Member] February 14, 2011 [Member]	Dec. 31, 2013 Share options [Member] March 3, 2011 [Member]	Dec. 31, 2013 Share options [Member] July 1, 2011 [Member]	Dec. 31, 2013 Share options [Member] October 1, 2011 [Member]	Dec. 31, 2013 Share options [Member] July 1, 2011 [Member]	Dec. 31, 2013 Share options [Member] January 20, 2012 [Member]	Dec. 31, 2013 Share options [Member] February 10, 2012 [Member]	Dec. 31, 2013 Share options [Member] April 15, 2012 [Member]	Dec. 31, 2013 Share options [Member] July 15, 2012 [Member]	Dec. 31, 2013 Share options [Member] October 15, 2012 [Member]	Dec. 31, 2013 Share options [Member] January 15, 2013 [Member]	Dec. 31, 2013 Share options [Member] April 15, 2013 [Member]	Dec. 31, 2013 Share options [Member] July 15, 2013 [Member]	Dec. 31, 2013 Share options [Member] October 15, 2013 [Member]	Dec. 31, 2013 Share options [Member] March 1, 2012 [Member]	Dec. 31, 2013 Share options [Member] July 15, 2012 [Member]	Dec. 31, 2013 Share options [Member] January 16, 2013 [Member]	Jan. 02, 2011 Share options [Member] Employees [Member] January 1, 2011 [Member]	Feb. 14, 2011 Share options [Member] Employees [Member] February 14, 2011 [Member]	Mar. 03, 2011 Share options [Member] Employees [Member] March 3, 2011 [Member]	Jul. 02, 2011 Share options [Member] Employees [Member] July 1, 2011 [Member]	Oct. 02, 2011 Share options [Member] Employees [Member] October 1, 2011 [Member]	Jan. 20, 2012 Share options [Member] Employees [Member] January 20, 2012 [Member]	Feb. 10, 2012 Share options [Member] Employees [Member] February 10, 2012 [Member]	Apr. 15, 2012 Share options [Member] Employees [Member] April 15, 2012 [Member]	Jul. 15, 2012 Share options [Member] Employees [Member] July 15, 2012 [Member]	Oct. 15, 2012 Share options [Member] Employees [Member] October 15, 2012 [Member]	Jan. 15, 2013 Share options [Member] Employees [Member] January 15, 2013 [Member]	Apr. 15, 2013 Share options [Member] Employees [Member] April 15, 2013 [Member]	Jul. 15, 2013 Share options [Member] Employees [Member] July 15, 2013 [Member]	Oct. 15, 2013 Share options [Member] Employees [Member] October 15, 2013 [Member]	Jul. 02, 2011 Share options [Member] Directors [Member] July 1, 2011 [Member]	Jan. 02, 2011 Share options [Member] Nonemployees [Member] January 1, 2011 [Member]	Jan. 02, 2011 Share options [Member] Nonemployees [Member] January 1, 2011 [Member] Maximum [Member]	Jan. 02, 2011 Share options [Member] Nonemployees [Member] January 1, 2011 [Member] Minimum [Member]	Mar. 03, 2011 Share options [Member] Nonemployees [Member] March 3, 2011 [Member]	Mar. 03, 2011 Share options [Member] Nonemployees [Member] March 3, 2011 [Member] Maximum [Member]	Mar. 03, 2011 Share options [Member] Nonemployees [Member] March 3, 2011 [Member] Minimum [Member]	Jul. 15, 2012 Share options [Member] Nonemployees [Member] July 15, 2012 [Member]	Oct. 15, 2012 Share options [Member] Nonemployees [Member] October 15, 2012 [Member]	Jan. 15, 2013 Share options [Member] Nonemployees [Member] January 15, 2013 [Member]	Mar. 02, 2012 Share options [Member] Nonemployees [Member] March 1, 2012 [Member]	Jul. 15, 2012 Share options [Member] Nonemployees [Member] July 15, 2012 [Member]	Jan. 16, 2013 Share options [Member] Nonemployees [Member] January 16, 2013 [Member]	Jan. 25, 2006 2006 Employee Share Option Plan [Member] Share options [Member]	Dec. 31, 2013 2006 Employee Share Option Plan [Member] Share options [Member]	Dec. 31, 2011 2006 Employee Share Option Plan [Member] Share options [Member]	Apr. 02, 2011 2011 Employee Share Incentive Plan [Member] Share options [Member]	Dec. 31, 2013 2011 Employee Share Incentive Plan [Member] Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Options, Validity Period (in years)																																																		10 years			10 years
Options granted	1,521,000	19,177,900			3,786,200	700,000	704,500	2,689,200	375,000	40,000	1,834,500	935,000	171,500	427,500	771,500	701,500	406,000	188,000	145,500	33,000	40,000	80,000	3,726,200	700,000	684,500	2,689,200	375,000	1,834,500	935,000	171,500	417,500	761,500	681,500	406,000	188,000	145,500	40,000	60,000			20,000			10,000	10,000	20,000	33,000	40,000	80,000
Exercise price per option					$ 5.20	$ 5.20	$ 6.00	$ 12.94	$ 10.89	$ 9.67	$ 10.67	$ 11.35	$ 14.52	$ 10.95	$ 14.67	$ 21.09	$ 20.11	$ 35.27	$ 55.38	$ 14.09	$ 10.67	$ 12.94	$ 5.2	$ 5.2	$ 6.0	$ 12.94	$ 10.89	$ 10.67	$ 11.35	$ 14.52	$ 10.95	$ 14.67	$ 21.09	$ 20.11	$ 35.27	$ 55.38	$ 9.67	$ 5.2			$ 6.0			$ 10.95	$ 14.67	$ 21.09	$ 14.09	$ 10.67	$ 12.94
Period of advisory services related to share options granted to nonemployees																																							4 years	3 years		4 years	3 years	4 years	4 years	4 years	4 years	4 years	4 years
Percentage of options granted will be vested on each anniversary from grant date																																																			25.00%
Percentage of aggregate options will be vested from 12 months after start of vesting period																																																						20.00%
Percentage of aggregate options will be vested from 24 months after start of vesting period																																																						20.00%
Percentage of aggregate options will be vested from 36 months after start of vesting period																																																						30.00%
Percentage of aggregate options will be vested from 48 months after start of vesting period																																																						30.00%
The weighted-average grant-date fair value per option granted during period		$ 13.19	$ 6.77	$ 4.36
Total intrinsic value of options exercised during period		$ 138,364	$ 19,486	$ 311
Share options, vested in period																																																				229,988
Allocated share-based compensation expense		21,921	26,997	34,504																																																21,229
Unrecognized share-based compensation expense relating to share options		$ 33,509
Period for recognition of unrecognized share-based compensation expense (in years)		1 year 6 months 9 days